CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	$ 0	$ 0	$ 0
Operating expenses, net
Selling, general and administrative expenses	(3,084)	(3,326)	(2,273)
Other income		91
Total operating expenses, net	(3,084)	(3,235)	(2,273)
Loss from operations	(3,084)	(3,235)	(2,273)
Interest income	4,065	917	112
(Loss)/profit before income tax expense	981	(2,318)	(2,161)
Income tax expense (note 6)	(1,047)	(907)	(840)
Net loss attributable to the Company's shareholders	(66)	(3,225)	(3,001)
Comprehensive loss attributable to the Company's shareholders	$ (66)	$ (3,225)	$ (3,001)
Net loss per share (note 7):
Weighted average number of ordinary shares	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares	12,938,128	12,938,128	12,938,128
Basic net loss per share	$ (0.005)	$ (0.25)	$ (0.23)
Diluted net loss per share	$ (0.005)	$ (0.25)	$ (0.23)